Consolidated Statements of Changes in Equity - ILS (₪) ₪ in Thousands	Issued capital [member]	Capital reserve [member]	Capital reserve with non controlling interest [member]	Receipts on account of shares [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total	Receipts on account of warrants [member]
Beginning balance at Dec. 31, 2022	₪ 632,025	₪ 2,388		₪ 8,541	₪ (141,649)	₪ 501,305	₪ 20,172	₪ 521,477
IfrsStatementLineItems [Line Items]
Loss for the year					(61,959)	(61,959)	(1,574)	(63,533)
Attribution of loss from non-controlling interest (Note 2C)					(387)	(387)	387
Share-based payment (Note 18M)	2,592					2,592		2,592
Dividends to non-controlling interests in subsidiaries							(3,474)	(3,474)
De-recognition of non-controlling interests			13,561			13,561	(13,561)
Expiration of options (Note 18M)	8,541			(8,541)
Ending balance at Dec. 31, 2023	643,158	2,388	13,561		(203,995)	455,112	1,950	457,062
IfrsStatementLineItems [Line Items]
Loss for the year					(67,795)	(67,795)	(4,998)	(72,793)
Issuance of shares related to business combinations (Note 8)	14,180					14,180		14,180
Attribution of loss from non-controlling interest (Note 2C)					(5,789)	(5,789)	5,789
De-recognition of an obligation to issue shares (Note 8)	(1,020)					(1,020)	(1,941)	(2,961)
Share-based payment (Note 18M)	2,281					2,281		2,281
Dividends to non-controlling interests in subsidiaries							(98)	(98)
Ending balance at Dec. 31, 2024	658,599	2,388	13,561		(277,579)	396,969	702	397,671
IfrsStatementLineItems [Line Items]
Loss for the year					(35,710)	(35,710)	(1,074)	(36,784)
Issuance of shares related to business combinations (Note 8)	15,909			19,591		35,500		35,500
Attribution of loss from non-controlling interest (Note 2C)					(1,326)	(1,326)	1,326
De-recognition of an obligation to issue shares (Note 8)	(1,341)					(1,341)	(1,118)	(2,459)
Share-based payment (Note 18M)	2,429					2,429		2,429
Ending balance at Dec. 31, 2025	₪ 675,596	₪ 2,388	₪ 13,561	₪ 19,591	₪ (314,615)	₪ 396,521	₪ (164)	₪ 396,357